Property and Equipment	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

Property and equipment, net, as of June 30, 2025 and December 31, 2024, consisted of the following:

	Estimated useful life	June 30, 2025	December 31, 2024
Equipment	5 years	118,486	11,286
Less: Accumulated depreciation and amortization		(5,101)	-
Property and equipment, net		113,385	11,286

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Depreciation expense	$5,101	$-	$5,101	$-